PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2020
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

6.      PROPERTY AND EQUIPMENT, NET

Property and equipment, including those held under finance leases, consists of the following:

	December 31,
	2019	2020
	RMB’000	RMB’000	US$’000

At cost:
Optical fibers	13,100	13,100	2,008
Computer equipment	869,344	825,796	109,496
Furniture and fixtures	8,389	6,011	922
Leasehold improvements	18,645	18,439	2,826
Motor vehicles	7,675	6,838	1,048
Buildings	313,836	317,602	65,736
	1,230,989	1,187,786	182,036
Less: accumulated depreciation	(499,235)	(476,864)	(73,082)
Less: impairment	(335,134)	(348,582)	(53,423)

	396,620	362,340	55,531

Impairment of nil,  nil and RMB 13,448,000 (US$2,061,000) were recognized for the years ended December 31, 2018, 2019 and 2020, respectively.

For the years ended December 31, 2018, 2019 and 2020, depreciation expenses were RMB12,017,000,  RMB28,642,000 and RMB 38,169,000  (US$5,850,000), respectively, and were included in the following captions:

	For the years ended December 31,
	2018	2019	2020
	RMB’000	RMB’000	RMB’000	US$’000

Cost of revenue	11,999	28,598	38,169	5,850
Sales and marketing expenses	—	6	—	—
General and administrative expenses	9	18	—	—
Research and development expenses	9	20	—	—

	12,017	28,642	38,169	5,850

The Group accounted for the leases of certain computer equipment and optical fibers as finance leases that transfer to the Group substantially all the benefits and risks incidental to the ownership of assets. The carrying amounts of the Group's property and equipment held under finance leases at respective balance sheet dates were as follows:

	December 31,
	2019	2020
	RMB’000	RMB’000	US$’000
At Cost:
Optical fibers	13,100	13,100	2,008
Computer equipment	262,989	262,989	40,305
	276,089	276,089	42,313

Less: accumulated depreciation	(82,169)	(88,039)	(13,493)
Less: impairment	(166,162)	(166,162)	(25,465)

	27,758	21,888	3,355

Depreciation of property and equipment held under finance leases were RMB217,000, RMB6,525,000 and RMB5,870,000 (US$900,000) for the years ended December 31, 2018, 2019 and 2020, respectively.

The carrying amount of buildings pledged by the Group to secure the borrowings (Note 12 (b)) and finance lease obligation (Note 17) as of December 31, 2019 and 2020 was RMB291,292,000 and RMB306,608,000 (US$46,990,000), respectively.

All the buildings were sealed up by the court due to the lawsuits as of December 31, 2020 (Note 25).